Non-Adjusting Balances Included in the Current Period - Schedule of Balances in Current Period (Details)	6 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Balances in Current Period [Abstract]
Increase in Revenue	$ 379,629
Increase in Depreciation	(44,401)
Decrease in Amortisation	43
Net Impact on the Profitability	$ 335,270